Note 21 - Financial Information of Colony Bankcorp, Inc. (Parent Only) - Statements of Cash Flows, Parent Company (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash Flows from Operating Activities
Net Income	$ 7,750,978	$ 8,673,210	$ 8,372,697
Adjustments to Reconcile Net Income to Net Cash Provided from Operating Activities
Interest Payable	21,188	(46,284)	32,253
	12,545,135	13,388,491	14,067,287
Cash Flows from Investing Activities
Purchase of Premises and Equipment	(1,344,898)	(3,259,859)	(3,189,969)
Cash Flows from Financing Activities
Proceeds from Other Borrowed Money	10,015,500	10,000,000	27,000,000
Principal Payments on Other Borrowed Money	(8,515,500)	(4,000,000)	(27,000,000)
Dividends Paid on Common Stock	(843,934)
Dividends Paid on Preferred Stock	(315,900)	(1,590,746)	(2,487,274)
Redemption of Preferred Stock	(9,360,000)	(8,661,000)	(9,979,000)
	14,609,043	28,550,546	19,784,488
Increase (Decrease) in Cash	(5,676,968)	6,565,458	(22,348,286)
Parent Company [Member]
Cash Flows from Operating Activities
Net Income	7,750,978	8,673,210	8,372,697
Adjustments to Reconcile Net Income to Net Cash Provided from Operating Activities
Depreciation and Amortization	70,183	66,476	73,999
Equity in Undistributed Earnings of Subsidiary	(159,193)	(388,611)
Dividends Received in Excess of Earnings of Subsidiary			800,116
Interest Payable	17,887	5,367	23,072
Other	38,135	108,288	1,555,482
	7,717,990	8,464,730	10,825,366
Cash Flows from Investing Activities
Purchase of Premises and Equipment	(94,925)	(6,836)	(8,884)
Cash Flows from Financing Activities
Proceeds from Other Borrowed Money	5,000,000
Principal Payments on Other Borrowed Money	(3,500,000)
Dividends Paid on Common Stock	(843,934)
Dividends Paid on Preferred Stock	(315,900)	(1,590,746)	(2,487,274)
Redemption of Preferred Stock	(9,360,000)	(8,661,000)	(9,979,000)
	(9,019,834)	(10,251,746)	(12,466,274)
Increase (Decrease) in Cash	(1,396,769)	(1,793,852)	(1,649,792)
Cash, Beginning	2,307,008	4,100,860	5,750,652
Cash, Ending	$ 910,239	$ 2,307,008	$ 4,100,860